Stockholder Equity	3 Months Ended
Jun. 30, 2024
Equity [Abstract]
Stockholder Equity	Stockholder Equity
As of March 31, 2024, we had 1,000 issued and outstanding shares of common stock.
Stockholder Equity
As of June 30, 2024, we had 1,000 issued and outstanding shares of common stock or preferred stock.